Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21 SUBSEQUENT EVENTS

On August 21, 2023, Anghami Inc. sold and issued to SRMG ventures (“SRMG”), the corporate venture capital arm of Saudi Research and & Media group, (“SRMG”) a senior unsecured convertible note in the principal amount of USD 5,000,000, which was convertible into Anghami Inc.’s ordinary shares, par value USD 0.0001 per share, at an original conversion price of USD 2.50 per share, subject to certain conditions and limitations set forth in the Convertible Note, between the Company and SRMG. Anghami Inc. will use the net proceeds from the Convertible Note for working capital, growth and other general corporate purposes. The Convertible Note contains customary events of default, bore interest daily at a simple rate of 11.0% per annum, was due and payable in full three years following the date on which the Convertible Note was deemed issued. The Note Purchase Agreement also provides SRMG with the right to purchase up to an additional USD 5,000,000 additional principal amount of the Convertible Note within 12 months of the closing. On November 29, 2023, SRMG converted the entire outstanding principle amount of the convertible note and all accrued and unpaid interest into 2,055,000 ordinary shares of Anghami Inc.

On October 10, 2023, Anghami Inc. issued in a private placement 950,000 ordinary shares to MBC FZ LLC (“MBC”) for payment of USD 2,850,000 of marketing and branding services provided by MBC to the Company from 2021 to 2023.

On November 21, 2023, Anghami Inc. entered into a transaction with OrionPlus2 (“OSN”), an affiliate of Panther Media Group Limited, pursuant to which among other things , 1) OSN agreed to subscribe for up to USD 50,000,000 of ordinary shares of the Group in a private placement, and 2) Anghami Inc. agreed to acquire from OSN the OSN+ platform. The transaction is anticipated to close in the first quarter of 2024, subject to certain closing conditions including certain regulatory approvals. After closing, OSN will own a majority of the Anghami Inc’s outstanding ordinary shares.